Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of Income Tax Expenses [Abstract]
Current income tax expenses	$ 402,781	$ 441,441	$ 96,452
Deferred income tax expenses/(benefit)		148,239	(160,402)
Total income tax expenses/(benefit)	$ 402,781	$ 589,680	$ (63,950)